Capital assets	12 Months Ended
Dec. 31, 2021
Capital assets
Capital assets

4. Capital assets

The following table reconciles the change in Vermilion’s capital assets:

	2021	2020
Balance at January 1	3,107,104	5,015,620
Acquisitions	180,806	24,430
Additions	339,390	352,481
Increase in right-of-use assets	551	5,245
Transfers from exploration and evaluation assets	11,495	—
Impairment reversal	1,302,619	(1,682,344)
Depletion and depreciation	(538,704)	(517,734)
Changes in asset retirement obligations	528,714	(200,454)
Foreign exchange	(107,780)	109,860
Balance at December 31	4,824,195	3,107,104

Cost	10,849,047	9,863,537
Accumulated depletion, depreciation, and impairment	(6,024,852)	(6,756,433)
Carrying amount at December 31	4,824,195	3,107,104

In the fourth quarter of 2021, indicators of impairment reversal were present in our France - Neocomian CGU due to increases and stabilization of commodity prices resulting in increased cash flow estimates. As a result of the indicators of impairment reversal, the Company performed impairment reversal calculations on the identified CGU and the recoverable amounts were determined using fair value less costs to sell, which considered future after-tax cash flows from proved plus probable reserves and an after-tax discount rate of 12.0%. Based on the results of the impairment reversal calculations completed, recoverable amounts were determined to be greater than the carrying values of the CGU tested and $17.7 million (net of $6.2 million deferred income tax expense) of impairment reversal was recorded. Inputs used in the measurement of capital assets are not based on observable market data and fall within level 3 of the fair value hierarchy.

The following benchmark price forecasts were used to calculate the recoverable amounts:

	2022	2023	2024	2025	2026	2027	2028	2029	2030	2031 (2)
Brent Crude ($ US/bbl) (1)	76.00	72.51	71.24	72.66	74.12	75.59	77.11	78.66	80.22	81.83
Exchange rate (CAD/USD)	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79

(1) The forecast benchmark prices listed are adjusted for quality differentials, heat content, transportation and marketing costs and other factors specific to the Company’s operations when determining recoverable amounts.

(2) In 2032 and beyond, commodity price forecasts are inflated at a rate of 2.0% per annum. In 2031 and beyond there is no escalation of exchange rates.

The following are the results of tests completed, recoverable amounts, and sensitivity impacts which would decrease impairment reversals taken:

Operating Segment	CGU	Impairment Reversal (1)	Recoverable Amount	1% increase in discount rate	5% decrease in pricing
France	Neocomian	23,923	129,189	6,359	12,894
Total		23,923	129,189	6,359	12,894

(1) Impairment reversals are subject to the lower of the recoverable amount and the carrying value, which includes depletion and depreciation of the CGU had no impairment charges been previously taken.

In the third quarter of 2021, indicators of impairment reversal were present in our Ireland CGU due to increased European forecast gas prices. As a result of the indicators of impairment reversal, the Company performed impairment reversal calculations on the Ireland CGU and the recoverable amount was determined using fair value less costs to sell, which considered future after-tax cash flows from proved plus probable reserves and an after-tax discount rate of 12.0%. Based on the results of the impairment reversal calculations completed, the recoverable amount was determined to be greater than the carrying value and $16.7 million (net of $5.5 million deferred income tax expense) of impairment reversal was recorded. Inputs used in the measurement of capital assets are not based on observable market data and fall within level 3 of the fair value hierarchy.

In the second quarter of 2021, indicators of impairment reversal were present in our Alberta, Saskatchewan, Germany, Ireland and United States CGU due to an increase and stabilization in forecast oil and gas prices. As a result of the indicators of impairment reversal, the Company performed impairment reversal calculations on the identified CGUs and the recoverable amounts were determined using fair value less costs to sell, which considered future after-tax cash flows from proved plus probable reserves and an after-tax discount rate of 12.0%. Based on the results of the impairment reversal calculations completed, recoverable amounts were determined to be greater than the carrying values of the CGUs tested and $460.4 million (net of $133.2 million deferred income tax expense) of impairment reversal was recorded. Inputs used in the measurement of capital assets are not based on observable market data and fall within level 3 of the fair value hierarchy.

The following benchmark price forecasts were used to calculate the recoverable amounts:

	2H2021	2022	2023	2024	2025	2026	2027	2028	2029	2030 (2)
Brent Crude ($US/bbl) (1)	73.25	69.55	66.42	67.75	69.11	70.49	71.90	73.34	74.80	76.30
WTI Crude ($US/bbl) (1)	71.00	66.30	62.42	63.67	64.95	66.25	67.57	68.92	70.30	71.71
NBP (€/mmbtu) (1)	9.17	7.19	5.53	5.65	5.75	5.87	5.99	6.11	6.23	6.35
Exchange rate (CAD/USD)	0.81	0.81	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80

(1) The forecast benchmark prices listed are adjusted for quality differentials, heat content, transportation and marketing costs and other factors specific to the Company’s operations when determining recoverable amounts.

(2) In 2031 and beyond, commodity price forecasts are inflated at a rate of 2.0% per annum. In 2031 and beyond there is no escalation of exchange rates.

The following are the results of tests completed, recoverable amounts, and sensitivity impacts which would decrease impairment reversals taken:

				1% increase in	5% decrease in
Operating Segment	CGU	Impairment Reversal (1)	Recoverable Amount	discount rate	pricing
Canada	Alberta	88,708	988,447	—	29,716
Canada	Saskatchewan	270,897	1,500,139	80,724	156,875
Ireland	Ireland	133,005	339,315	9,136	23,975
Germany	Germany - Gas	43,735	168,290	—	—
United States	United States	57,261	429,322	26,903	44,317
Total		593,606	3,425,513	116,763	254,883

(1) Impairment reversals are subject to the lower of the recoverable amount and the carrying value, which includes depletion and depreciation of the CGU had no impairment charges been previously taken.

In the first quarter of 2021, indicators of impairment reversal were present in our Australia, Alberta, Saskatchewan, and United States CGUs due to an increase and stabilization in forecast oil prices. As a result of the indicators of impairment reversal, the Company performed impairment reversal calculations on the identified CGUs and the recoverable amounts were determined using fair value less costs to sell, which considered future after-tax cash flows from proved plus probable reserves and an after-tax discount rate of 12.0%. Based on the results of the impairment reversal calculations completed, recoverable amounts were determined to be greater than the carrying values of the CGUs tested and $492.2 million (net of $170.7 million deferred income tax expense) of impairment reversal was recorded. Inputs used in the measurement of capital assets are not based on observable market data and fall within level 3 of the fair value hierarchy.

The following benchmark price forecasts were used to calculate the recoverable amounts:

	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030 (2)
Brent Crude ($US/bbl) (1)	64.50	62.08	61.69	62.84	64.02	65.22	66.45	67.70	68.97	70.35
WTI Crude ($US/bbl) (1)	62.00	58.58	57.69	58.84	60.02	61.22	62.45	63.70	64.97	66.27
Exchange rate (CAD/USD)	0.80	0.79	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.78

(1) The forecast benchmark prices listed are adjusted for quality differentials, heat content, transportation and marketing costs and other factors specific to the Company’s operations when determining recoverable amounts.

(2) In 2031 and beyond, commodity price forecasts are inflated at a rate of 2.0% per annum. In 2031 and beyond there is no escalation of exchange rates.

The following are the results of tests completed, recoverable amounts, and sensitivity impacts which would decrease impairment reversals taken:

Operating Segment	CGU	Impairment Reversal (1)	Recoverable Amount	1% increase in discount rate	5% decrease in pricing
Australia	Australia	82,016	189,749	6,921	19,756
Canada	Alberta	232,724	859,706	46,223	81,212
Canada	Saskatchewan	290,241	1,206,343	69,104	143,281
United States	United States	57,885	364,242	24,180	41,345
Total		662,866	2,620,040	146,428	285,594

(1) Impairment reversals are subject to the lower of the recoverable amount and the carrying value, which includes depletion and depreciation of the CGU had no impairment charges been previously taken.

Germany Acquisitions

In April 2021, Vermilion completed an acquisition within its Germany Gas CGU for total consideration of $11.6 million, in which $49.2 million in capital assets, $12.4 million in asset retirement obligations, and $7.9 million in deferred tax liabilities were recognized. The acquisition resulted in a gain on acquisition of $17.2 million which was due to increases in commodity prices from the effective date to close and was accounted for as a business combination under IFRS 3.

In December 2021, Vermilion completed an acquisition within its Germany Gas CGU for total consideration of $23.2 million. Included within total consideration are contingent payment provisions for production and revenue targets in which $8.4 million has been recognized in accordance with IAS 37. The acquisition increases Vermilion's non-operated working interest within the Dümmersee-Uchte region and was funded with cash flows from operating activities. Vermilion applied the optional concentration test under IFRS 3 Business Combinations which resulted in the purchase being accounted for as an asset acquisition.

Assets in Wyoming

In July 2021, Vermilion acquired mineral leasehold land and oil and gas producing assets from a private oil company for total cash consideration of $92.0 million. The assets are located in the Powder River Basin and are adjacent to Vermilion's Hilight assets within the USBU cash generating unit ("CGU"). The acquired assets complement Vermilion's existing Powder River operations and were funded with cash flows from operating activities. Vermilion applied the optional concentration test under IFRS 3 Business Combinations which resulted in the purchase being accounted for as an asset acquisition.

Right-of-use assets

The following table discloses the carrying balance and depreciation charge relating to right-of-use assets by class of underlying asset as at and for the year ended December 31, 2021:

	As at Dec 31, 2021		As at Dec 31, 2020
($M)	Depreciation	Balance	Depreciation	Balance
Office space	8,921	38,216	9,835	49,134
Gas processing facilities	7,691	20,504	7,109	27,593
Oil storage facilities	2,644	11,480	2,738	15,231
Vehicles and equipment	3,629	6,038	3,608	8,035
Total	22,885	76,238	23,290	99,993